Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,262,474)	$ (1,392,692)	$ 3,903,741	$ (3,037,517)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt (recovery) expense	(20,000)	(46,000)	(148,500)	165,376
Stock-based compensation	74,245	83,728	83,728	610,476
Amortization of debt discount to interest expense				268,125
Amortization of prepaid stock-based compensation		107,970	107,970	578,924
Inventory write-down				137,947
Net realized gain on equity investments	104,700		(6,660,483)
Net unrealized loss (gain) loss on equity investments	221,309	(68,750)	(248,588)	9,194
Equity shares earned for lock up agreement	(85,733)
Gain on forgiveness of PPP note payable and accrued interest		(19,082)	(19,082)
Gain from disposal of assets from discontinued operations			(1,553)
Loss from debt extinguishment				197,682
Change in operating assets and liabilities:
Prepaid expenses and other current assets	38,304	(64,047)	(38,862)	(144,663)
Assets of discontinued operations		(22,123)	(24,963)	(15,065)
Interest receivable	(2,380)		(1,210)
Accounts payable and accrued expenses	(262,013)	65,146	291,050	72,525
Insurance payable	40,819
Deferred revenue	(36,051)	514,787	478,736
NET CASH USED IN OPERATING ACTIVITIES	(1,189,274)	(841,063)	(2,278,016)	(1,156,996)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net proceeds from sale of equity investments	66,707		7,020,526
Collection on note receivable written off prior to 2019			7,500
Collection on note receivable	20,000	69,500	164,500	39,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	86,707	69,500	7,192,526	39,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party				35,000
Proceeds from note payable				18,900
Repayment of note payable - related party				(35,000)
Net proceeds from sale of common stock				2,115,733
Net proceeds from sale of preferred stock		3,794,102	3,794,102
Advance from a related party		2,366	2,366
Repayment of advance from a related party		(2,366)	(2,366)
NET CASH PROVIDED BY FINANCING ACTIVITIES		3,794,102	3,794,102	2,134,633
NET CHANGE IN CASH AND CASH EQUIVALENTS:	(1,102,567)	3,022,539	8,708,612	1,016,637
CASH AND CASH EQUIVALENTS - beginning of the period	9,837,001	1,128,389	1,128,389	111,752
CASH AND CASH EQUIVALENTS - end of the period	8,734,434	4,150,928	9,837,001	1,128,389
Supplemental Disclosure of Cash Flow Information:
Interest paid
Taxes paid
Cash paid during the period for:
Interest		224		224
Income taxes	25,159
Non-cash investing and financing activities:
Common stock issued for prepaid services				686,895
Common stock issued for Exchange of Notes				528,000
Common stock issued for conversion of Redeemable Series A Preferred Stock				400,000
Common stock issued for conversion of Series C preferred stock	76
Initial fair value of stock options issued as stock-based compensation recorded as deferred compensation	89,546
Common stock warrants granted for services		83,728
Increase in equity investments recorded as deferred revenue pursuant to a patent license agreement		$ 531,250	531,250
Note receivable issued in connection with asset purchase agreement			$ 60,000